Leases	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Leases [Abstract]
Leases
NOTE 6. LEASES
Operating Leases
Facilities Leased to the Company
—
The Company leases nine SNFs from unaffiliated owners under
non-cancelable
leases, all of which have rent escalation clauses and provisions requiring payment of real estate taxes, insurance and maintenance costs by the lessee. Except for the Tara Facility, which the Company is operating, each of the SNFs that are leased by the Company are subleased to and operated by third-party tenants. The Company also leases certain office space located in Suwanee, Georgia. The weighted average remaining lease term for our nine leased facilities is approximately 6.3 years. As of June 30, 2021, the Company is in compliance with all operating lease financial covenants.
Future Minimum Lease Payments
Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2021 (2)	$3,336	$(106)	$3,230
2022	6,752	(591)	6,161
2023	6,851	(1,050)	5,801
2024	6,958	(1,494)	5,464
2025	7,095	(1,950)	5,145
Thereafter	12,736	(4,497)	8,239

Total	$43,728	$(9,688)	$34,040

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2021 include only payments to be paid after June 30, 2021.
For further details regarding the Company’s leases from unaffiliated owners under non-cancelable
leases and which comprise the future minimum lease payments of the Company, see Part II, Item 8, “Financial Statements and Supplementary Data”, Note 6—Leases included in the Annual Report.
Facilities Leased or Subleased by the Company—
As of June 30, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. The weighted average remaining lease term for our facilities is approximately 6.0 years.
Empire.
Following the Wellington Lease Termination, effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator LLC (“PS Operator”), an affiliate of Empire, pursuant to a sublease (the “PS Sublease”).
The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions. For the first six months, the base rent under the PS Sublease will equal the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR (as defined in the PS Sublease); however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.
For the first three months, if Adjusted EBITDAR was less than $0, PS Operator would not have paid any base rent and the Company would have reimbursed PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR was less than $0. Beginning with the fourth month and thereafter, the PS Sublease became a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent.
During the three and six months ended June 30, 2021, the Company recognized $0.1 million and $0.5 million of variable rent respectively for the Powder Springs Facility and $0.1 million each month during the six month period ended June 30, 2021, in straight-line rent.
If the monthly average adjusted cash flows of PS Operator (as described in the PS Sublease) is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then Regional may terminate the PS Sublease subject to the conditions set forth in the PS Sublease. The PS Sublease also includes customary covenants, events of default and indemnification obligations.
Sublease Termination
Wellington
.
Two of the Company’s eight Georgia facilities, leased under a prime lease, were subleased to affiliates of Wellington under the Wellington Subleases. The Wellington Subleases, which were due to expire August 31, 2027, related to the Tara Facility and the Powder Springs Facility.
On December 1, 2020, the Company entered into the Wellington Lease Termination with the Wellington Tenants, Wellington, as guarantor, and Mansell Court Associates LLC (“Pledgor”). Tenants, Wellington and Pledgor, together with each of their respective affiliates, shareholders, partners, members, managers, officers, directors and employees thereof, are the “Wellington Parties”.
The Wellington Transition occurred at 12:01 a.m. on January 1, 2021, pursuant to the terms and provisions of the OTAs which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination, which included customary termination events.
The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to DCH approval of the Applications, which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned to the Company all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with Regional with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million of bed taxes in arrears. The Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.
As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. During the six months ended June 30, 2021, the Company collected $3.2 million pursuant to the Wellington Lease Termination (excluding $0.2 million insurance refund) and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears and approximately $0.1 million in collection expenses. The Company provides no assurance that we will be able to collect any of the additional $1.3 million in rent arrears in excess of the net $1.4 million already collected. Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020.
During the three and six months ended June 30, 2021, the Company recognized $0.1 million and $0.5 million of variable rent for the Powder Springs Facility and, as of the date of filing this Quarterly Report, has collected all of such variable rent replacing approximately $1.0 million of cash rent previously anticipated for the Wellington Tenant. The Tara Facility operations performance during the six months ended June 30, 2021 has been sufficient to cover approximately 54% of the rent the Company is obligated to pay under its lease. For further information on the Tara Facility performance see Note 13—Segment Results.
When the Wellington Transition occurred, all agreements executed prior to the Wellington Lease Termination with the Wellington Parties, other than the Security Agreements, terminated automatically. Additionally, the Wellington Parties and Regional agreed to a mutual release whereby each party releases, acquits, and forever discharges the other party from any and all charges, complaints, claims, liabilities, demands, costs, losses, debts, and expenses of any nature whatsoever (including attorneys’ fees and costs actually incurred), known or unknown, suspected or unsuspected, accrued or not accrued, whether in law or in equity, that existed from the beginning of time to the Wellington Transition Date.
Subject to provisions in the OTAs and the Wellington Lease Termination, Regional is not liable for any contractual obligations or liabilities of the Wellington Parties owed to third-parties arising prior to the Wellington Transition Date. Regional will pay and/or assume all vacation days, sick days and paid time off accruing on or before the Wellington Transition Date.
Regional has indemnified the Wellington Parties from liabilities arising from or relating to any unpaid nursing home provider fees relating in any way to the Tara Facility and Powder Springs Facility for the period prior to and/or after December 1, 2020.
Aspire.
On November 30, 2018,
the Company leased or subleased to affiliates of Aspire Regional Partners, Inc. (“Aspire”) management, formerly affiliated with MSTC Development Inc., five facilities located in Ohio (collectively, “Aspire Sublessees”) pursuant to separate sublease agreements (the “Aspire Subleases”), whereby the Aspire Sublessees took possession of, and commenced operating, the facilities (the “Aspire Facilities”) as tenant or subtenant. The Aspire Subleases became effective on December 1, 2018 and are structured as triple net leases. The Company agreed to indemnify Aspire against any and all liabilities imposed on them as arising from the former operator, capped at $8.0 million. The Company has assessed the fair value of the indemnity agreements as not material to the consolidated financial statements at June 30, 2021.
Symmetry.
Affiliates (the “Symmetry Tenants”) of Healthcare Management, LLC (“Symmetry” or “Symmetry Healthcare”) leased the following facilities from the Company, pursuant to separate lease agreements which expire in 2030 (the “Symmetry Leases”): (i) the Company’s
106-bed,
SNF located in Sylvia, North Carolina (the “Mountain Trace Facility”); (ii) the Company’s
96-bed,
SNF located in Sumter, South Carolina (the “Sumter Facility”); and (iii) the Company’s
84-bed,
SNF located in Georgetown, South Carolina (the “Georgetown Facility”). On June 27, 2018, the Company notified Blue Ridge of Sumter, LLC, the tenant with respect to the Sumter Facility (the “Sumter Tenant”), and Blue Ridge on the Mountain, LLC, the tenant with respect to the Mountain Trace Facility (the “Mountain Trace Tenant”), that continued breach of the payment terms of the applicable Symmetry Lease would constitute an event of default. The Symmetry Tenants had alleged that the Company was in material breach of each of the Symmetry Leases with regard to deferred maintenance and were withholding rental payments on the basis of such allegations.
On January 28, 2019, the Company reached an agreement with the Symmetry Tenants with respect to the Symmetry Leases, pursuant to which the Symmetry Tenants agreed to a $0.8 million (including approximately $0.06 million finance fees) payment plan for the rent arrears (the “Symmetry Payment Plan”). On February 28, 2019, the Company and the Mountain Trace Tenant mutually terminated the lease with respect to the Mountain Trace Facility and operations at the facility were transferred to Vero Health X, LLC, an affiliate of Vero Health, and hereafter also referred to as Vero Health. The Symmetry Tenants paid $0.1 million of the Symmetry Payment Plan during the six months ended June 30, 2021 and $0.1 million during the six months ended June 30, 2020. In February 2021, the Symmetry Tenants completed the Symmetry Payment Plan, upon completion of which the Company recognized $0.05 million in “Other revenues” having previously recognized $0.01 million prior to the year ended December 31, 2019.
Vero Health.
On February 28, 2019, the Company entered into a lease agreement (the “Vero Health Lease”) with Vero Health, providing that Vero Health would take possession of and operate the Mountain Trace Facility located in North Carolina. The Vero Health Lease became effective, upon the termination of the prior Mountain Trace Tenant mutual lease termination on March 1, 2019.
Peach Health.
In connection with a master sublease agreement that the Company entered into with affiliates of Peach Health Group, LLC (“Peach Health”) as of June 18, 2016 and amended on March 30, 2018, the Company extended a line of credit to Peach Health (the “Peach Line”), which was subordinated to a line of credit extended to Peach Health by a third-party lender (the “Peach Working Capital Facility”). On August 27, 2020, subsequent to Peach Health repaying its Peach Working Capital Facility, the Company and Peach Health modified the Peach Line to: (i) reduce the then $1.3 million outstanding balance under the Peach Line to approximately $0.5 million, in connection with which Peach Health paid to the Company $0.45 million in cash and the Company accepted $0.35 million non-cash
payment in exchange for Peach Health assuming from the Company certain bed tax liabilities related to facilities their affiliates operate; (ii) extend the maturity date of the Peach Line to August 1, 2025; (iii) decrease the interest rate from 16.5% to 8% per annum; and (iv) provide that Peach Health will not pledge, hypothecate or grant any security interest in their collateral to any other party, other than their current arrangement with the SBA, without the Company’s prior written consent. The remaining balance under the Peach Line shall be paid by Peach Health to the Company in 60 equal monthly installments. During the year ended December 31, 2019, the Company suspended revenue recognition on the Peach Line interest income due pursuant to the subordination of the Peach Line to the Peach Working Capital Facility. Upon modification to the Peach Line on August 27, 2020, the Company recommenced interest income recognition.
Notes Receivable: At June 30, 2021 and December 31, 2020, approximately $0.4 million was outstanding on the Peach Line.
Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2021 (a)	$6,276
2022	13,519
2023	15,477
2024	15,299
2025	13,702
Thereafter	33,555

Total	$97,828

(b)	Estimated minimum lease receivables for the year ending December 31, 2021 include only payments scheduled to be received after June 30, 2021.
For further details regarding the Company’s leased and subleased facilities to third-party operators, including a full summary of the Company’s leases to third-parties and which comprise the future minimum lease receivables of the Company, see Part II, Item 8, “Financial Statements and Supplementary Data”, Note 6
—Leases
and Note 9—Acquisitions and Dispositions included in the Annual Report.

NOTE 6. LEASES
Operating Leases
Facilities Leased to the Company
—
The Company leases nine SNFs from unaffiliated owners under
non-cancelable
leases, all of which have rent escalation clauses and provisions requiring payment of real estate taxes, insurance and maintenance costs by the lessee. Except for the Tara Facility, which the Company is operating, each of the SNFs that are leased by the Company are subleased to and operated by third-party tenants. The Company also leases certain office space located in Suwanee, Georgia. The weighted average remaining lease term for our nine leased facilities is approximately 6.1 years. As of September 30, 2021, the Company is in compliance with all operating lease financial covenants.
Future Minimum Lease Payments
Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2021 (2)	$1,675	$(37)	$1,638
2022	6,752	(468)	6,284
2023	6,851	(933)	5,918
2024	6,958	(1,385)	5,573
2025	7,095	(1,847)	5,248
Thereafter	12,736	(4,331)	8,405

Total	$42,067	$(9,001)	$33,066

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2021 include only payments to be paid after September 30, 2021.
For further details regarding the Company’s leases from unaffiliated owners under non-cancelable
leases and which comprise the future minimum lease payments of the Company, see Note 6—
Leases
in Part II, Item 8, “Financial Statements and Supplementary Data”, included in the Annual Report.
Facilities Leased or Subleased by the Company—
As of September 30, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. The weighted average remaining lease term for our facilities is approximately 5.8 years.
Empire.
Following the Wellington Lease Termination, effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator LLC (“PS Operator”), an affiliate of Empire, pursuant to a sublease (the “PS Sublease”).
The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions. For the first six months, the base rent under the PS Sublease equated to the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR (as defined in the PS Sublease); however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.

For the first three months, if Adjusted EBITDAR was less than $0, PS Operator would not have paid any base rent and the Company would have reimbursed PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR was less than $0. Beginning with the fourth month and thereafter, the PS Sublease became a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent.
During the three and nine months ended September 30, 2021, the Company recognized $0.5 million and $1.0 million of variable rent, respectively, for the Powder Springs Facility, and $0.1 million each month during the nine month period ended September 30, 2021, in straight-line rent.
If the monthly average adjusted cash flows of PS Operator (as described in the PS Sublease) is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then Regional may terminate the PS Sublease subject to the conditions set forth in the PS Sublease. The PS Sublease also includes customary covenants, events of default and indemnification obligations.
Sublease Termination
Wellington
.
Two of the Company’s eight Georgia facilities, leased under a prime lease, were subleased to affiliates of Wellington under the Wellington Subleases. The Wellington Subleases, which were due to expire August 31, 2027, related to the Tara Facility and the Powder Springs Facility.
On December 1, 2020, the Company entered into the Wellington Lease Termination with the Wellington Tenants, Wellington, as guarantor, and Mansell Court Associates LLC (“Pledgor”). Tenants, Wellington and Pledgor, together with each of their respective affiliates, shareholders, partners, members, managers, officers, directors and employees thereof, are the “Wellington Parties”.
The Wellington Transition occurred at 12:01 a.m. on January 1, 2021, pursuant to the terms and provisions of the OTAs which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination, which included customary termination events.
The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to DCH approval of the Applications, which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned to the Company all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with Regional with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million of bed taxes in arrears. The Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.
As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. During the three months ended September 2021, the Company recorded $0.1 million in debt recovery due to collections exceeding our December 31, 2020 estimated allowance. During the nine months ended September 30, 2021, the Company collected $3.3 million pursuant to the Wellington Lease Termination (excluding a $0.2 million insurance refund) and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears and approximately $0.1 million in collection expenses. The Company provides no assurance that we will be able to collect any of the additional $1.2 million in rent arrears in excess of the net $1.5 million already collected. Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020.
During the three and nine months ended September 30, 2021, the Company recognized $0.5 million and $1.0 million of variable rent for the Powder Springs Facility and, as of the date of filing this Quarterly Report, has collected all of such variable rent replacing approximately $1.5 million of cash rent previously anticipated for the Wellington Tenant.
The Tara Facility operations performance during the three and nine months ended September 30, 2021 has been insufficient to cover any of the rent the Company is obligated to pay under its lease. On January 1, 2021, the Company entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. On September 21, 2021, the Company notified Vero Health, of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach dated as of September 22, 2021 and effective October 1, 2021, to provide management consulting services for the Tara Facility. Affiliates of Peach also lease from Regional three facilities located in Georgia. Under the Peach Management Agreement, for the first six months Regional will pay Peach: (i) a monthly management fee equal to 4% of the Adjusted Net Revenues (as defined in the Peach Management Agreement) of the Tara Facility with a monthly minimum of $35,000; (ii) an incentive fee of 1% of the Adjusted Net Revenues in the event that monthly EBITDAR (as defined in the Peach Management Agreement) is above $105,000; and (iii) an incentive fee of 13% of EBITDAR in the event that monthly EBITDAR is above $125,000. For months seven through the end of the Peach Management Agreement, Regional will pay Peach: (a) a monthly management fee equal to 3% of the Adjusted Net Revenues of the Tara Facility with a monthly minimum of $30,000; (b) an incentive fee of 1% of the Adjusted Net Revenues in the event that monthly EBITDAR is above $105,000; and (c) an incentive fee of 15% of EBITDAR in the event that monthly EBITDAR is above $125,000. All incentive fees will be paid on a quarterly basis. The term of the Peach Management Agreement commences on October 1, 2021 and continues for 12 months thereafter, subject to earlier termination as provided in the Peach Management Agreement. The Peach Management Agreement also includes customary covenants, termination provisions and indemnification obligations. For further information on the Tara Facility performance see Note 13—
Segment Results
.
When the Wellington Transition occurred, all agreements executed prior to the Wellington Lease Termination with the Wellington Parties, other than the Security Agreements, terminated automatically. Additionally, the Wellington Parties and Regional agreed to a mutual release whereby each party releases, acquits, and forever discharges the other party from any and all charges, complaints, claims, liabilities, demands, costs, losses, debts, and expenses of any nature whatsoever (including attorneys’ fees and costs actually incurred), known or unknown, suspected or unsuspected, accrued or not accrued, whether in law or in equity, that existed from the beginning of time to the Wellington Transition Date.
Subject to provisions in the OTAs and the Wellington Lease Termination, Regional is not liable for any contractual obligations or liabilities of the Wellington Parties owed to third-parties arising prior to the Wellington Transition Date. Regional will pay and/or assume all vacation days, sick days and paid time off accruing on or before the Wellington Transition Date.
Regional has indemnified the Wellington Parties from liabilities arising from or relating to any unpaid nursing home provider fees relating in any way to the Tara Facility and Powder Springs Facility for the period prior to and/or after December 1, 2020.
Aspire.
On November 30, 2018,
the Company leased or subleased to affiliates of Aspire Regional Partners, Inc. (“Aspire”) management, formerly affiliated with MSTC Development Inc., five facilities located in Ohio (collectively, “Aspire Sublessees”) pursuant to separate sublease agreements (the “Aspire Subleases”), whereby the Aspire Sublessees took possession of, and commenced operating, the facilities (the “Aspire Facilities”) as tenant or subtenant. The Aspire Subleases became effective on December 1, 2018 and are structured as triple net leases. The Company agreed to indemnify Aspire against any and all liabilities imposed on them as arising from the former operator, capped at $8.0 million. The Company has assessed the fair value of the indemnity agreements as not material to the consolidated financial statements at September 30, 2021.
Symmetry.
Affiliates (the “Symmetry Tenants”) of Healthcare Management, LLC (“Symmetry” or “Symmetry Healthcare”) leased the following facilities from the Company, pursuant to separate lease agreements which expire in 2030 (the “Symmetry Leases”): (i) the Company’s
106-bed
SNF located in Sylvia, North Carolina (the “Mountain Trace Facility”); (ii) the Company’s
96-bed
SNF located in Sumter, South Carolina (the “Sumter Facility”); and (iii) the Company’s
84-bed
SNF located in Georgetown, South Carolina (the “Georgetown Facility”). On June 27, 2018, the Company notified Blue Ridge of Sumter, LLC, the tenant with respect to the Sumter Facility (the “Sumter Tenant”), and Blue Ridge on the Mountain, LLC, the tenant with respect to the Mountain Trace Facility (the “Mountain Trace Tenant”), that continued breach of the payment terms of the applicable Symmetry Lease would constitute an event of default. The Symmetry Tenants had alleged that the Company was in material breach of each of the Symmetry Leases with regard to deferred maintenance and were withholding rental payments on the basis of such allegations.
On January 28, 2019, the Company reached an agreement with the Symmetry Tenants with respect to the Symmetry Leases, pursuant to which the Symmetry Tenants agreed to a $0.8 million (including approximately $0.06 million finance fees) payment plan for the rent arrears (the “Symmetry Payment Plan”). On February 28, 2019, the Company and the Mountain Trace Tenant mutually terminated the lease with respect to the Mountain Trace Facility and operations at the facility were transferred to Vero Health X, LLC, an affiliate of Vero Health, and hereafter also referred to as “Vero Health”. The Symmetry Tenants paid $0.1 million of the Symmetry Payment Plan during the nine months ended September 30, 2021 and $0.3 million during the nine months ended September 30, 2020. In February 2021, the Symmetry Tenants completed the Symmetry Payment Plan, upon completion of which the Company recognized $0.05 million in “Other revenues”, having previously recognized $0.01 million prior to the year ended December 31, 2019.
Vero Health.
On February 28, 2019, the Company entered into a lease agreement (the “Vero Health Lease”) with Vero Health, providing that Vero Health would take possession of and operate the Mountain Trace Facility. The Vero Health Lease became effective upon the termination of the prior Mountain Trace Tenant mutual lease on March 1, 2019.
Peach Health.
In connection with a master sublease agreement that the Company entered into with affiliates of Peach as of June 18, 2016 and amended on March 30, 2018, the Company extended a line of credit to Peach (the “Peach Line”), which was subordinated to a line of credit extended to Peach by a third-party lender (the “Peach Working Capital Facility”). On August 27, 2020, subsequent to Peach repaying its Peach Working Capital Facility, the Company and Peach modified the Peach Line to: (i) reduce the then $1.3 million outstanding balance under the Peach Line to approximately $0.5 million, in connection with which Peach paid to the Company $0.45 million in cash and the Company accepted $0.35 million non-cash
payment in exchange for Peach Health assuming from the Company certain bed tax liabilities related to facilities their affiliates operate; (ii) extend the maturity date of the Peach Line to August 1, 2025; (iii) decrease the interest rate from 16.5% to 8% per annum; and (iv) provide that Peach will not pledge, hypothecate or grant any security interest in their collateral to any other party, other than their current arrangement with the SBA, without the Company’s prior written consent. The remaining balance under the Peach Line shall be paid by Peach to the Company in 60 equal monthly installments. During the year ended December 31, 2019, the Company suspended revenue recognition on the Peach Line interest income due pursuant to the subordination of the Peach Line to the Peach Working Capital Facility. Upon modification to the Peach Line on August 27, 2020, the Company recommenced interest income recognition.
Notes Receivable: at September 30, 2021 and December 31, 2020, approximately $0.4 million was outstanding on the Peach Line.
Future Minimum Lease Receivables
Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2021 (a)	$3,189
2022	13,519
2023	15,477
2024	15,299
2025	13,702
Thereafter	33,555

Total	$94,741

(a)	Estimated minimum lease receivables for the year ending December 31, 2021 include only payments scheduled to be received after September 30, 2021.
For further details regarding the Company’s leased and subleased facilities to third-party operators, including a full summary of the Company’s leases to third-parties and which comprise the future minimum lease receivables of the Company, see Note 6—
Leases
and Note 9—
Acquisitions and Dispositions
in Part II, Item 8, “Financial Statements and Supplementary Data”, included in the Annual Report.